EQUIPMENT	12 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	EQUIPMENT

Equipment consisted of the following as at March 31, 2017 and March 31, 2016:

	March 31, 2017			March 31, 2016
		Accumulated			Accumulated
	Cost	Depreciation	Net	Cost	Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	250,538	204,258	46,280	152,246	96,379	55,867
Furniture and fixtures	36,795	26,096	10,699	22,496	10,118	12,378
Demonstration equipment	184,586	44,420	140,166	-	-	-
Manufacturing equipment	88,742	84,982	3,760	-	-	-
Tools and parts	11,422	4,472	6,950	11,422	2,917	8,505
Assets under capital lease	23,019	3,453	19,566	-	-	-
Balance, March 31, 2016	595,102	367,681	227,421	186,164	109,414	76,750

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the year ended March 31, 2017 was $79,868 (March 31, 2016 - $63,454).